OTHER ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Other Assets:
OTHER ASSETS

NOTE 7 – OTHER ASSETS

Prepaid expenses consist of the following:

	September 30, 2012	December 31, 2011
Prepaid consulting	$1,048,952	$71,689
Prepaid guaranty costs	-0-	8,826
TOTAL OTHER ASSETS	$1,048,952	$80,515

NOTE H – OTHER ASSETS Other assets consist of the following:
	December 31,
	2011	2010
Prepaid consulting	$71,689	$-0-
Prepaid guaranty costs	8,826	-0-
TOTAL OTHER ASSETS	$80,515	$-0-